Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

June 1, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Voyageur Mutual Funds (the “Registrant”)
File Nos. 811-07742; 033-63238
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the Class A, Class B and Class C prospectus dated December 29, 2011, for Delaware National High-Yield Municipal Bond Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 17, 2012 (Accession No. 0001206774-12-002116) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto